Business transactions (Narrative) (Details)						1 Months Ended	12 Months Ended
	Jan. 18, 2024 USD ($) item	Dec. 20, 2023 USD ($)	Oct. 27, 2023 USD ($)	Apr. 30, 2022 USD ($)	Nov. 03, 2021 USD ($)	Aug. 31, 2021	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Aug. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Capital commitments							$ 5,869,000
Assets held for sale							28,419,000	$ 0
Liabilities associated with assets held for sale							$ 26,948,000	0
Percentage of voting equity interests acquired							100.00%
Impairment loss							$ 13,332,000	0	$ 4,334,000
REC-T-128 [Member]
Disclosure of detailed information about business combination [line items]
Percent of Ownership Interest Sold									70.00%
Total Consideration Receivable									$ 1,100,000
Fixed consideration receivable								$ 710,000		$ 710,000
Aguada Baguales El Porvenir And Puesto Touquet Blocks [Member]
Disclosure of detailed information about business combination [line items]
Total Consideration Receivable					$ 16,000,000
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations					$ 1,600,000
Impairment loss recognised in profit or loss, property, plant and equipment									0
Reversal of impairment loss									$ 13,307,000
Payment of adjustments for working capital				$ 370,000
Percentage of working interest agreed to transfer						100.00%
Result of the transaction recognized gain				$ 3,983,000
Los Parlamentos Block (Argentina)
Disclosure of detailed information about business combination [line items]
Percentage of working interest agreed to transfer			50.00%
Net loss of working interest			$ (2,939,000)
Working interest transfer			(7,023,000)				7,023,000
Foreign exchange (loss) gain			$ 4,084,000
Chile S.p.A And It's Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Revenue derived		95.00%
Deferred income tax assets							2,533,000
Advance payments received		$ 450,000
Assets held for sale							28,419,000
Liabilities associated with assets held for sale							26,948,000
Total Consideration		4,000,000
Impairment loss							13,332,000
Restructuring and other costs							$ 3,873,000
Campanario Blocks (Chile)
Disclosure of detailed information about business combination [line items]
Capital commitments		5,002,000
Isla Norte Blocks (Chile
Disclosure of detailed information about business combination [line items]
Capital commitments		$ 867,100
Disposal of major subsidiary | Chile S.p.A And It's Subsidiaries [Member]
Disclosure of detailed information about business combination [line items]
Proceeds from disposal of non-current assets or disposal groups classified as held for sale and discontinued operations	$ 2,792,000
Adjustment For Working Capital	486,000
Outstanding amount	$ 758,000
Monthly equal installments | item	23